[Letterhead of Vorys, Sater, Seymour and Pease LLP]
December 30, 2008
VIA EDGAR
Amanda McManus, Branch Chief - Legal
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F. Street N.E.
Mail Stop 3561
Washington, D.C. 20549

Re:	Bob Evans Farms, Inc. Registration Statement on Form S-3 Filed November 26, 2008 File No. 333-155710
Dear Ms. McManus:
     On behalf of our client, Bob Evans Farms, Inc., a Delaware corporation (the “Company”), we are responding to your letter dated December 9, 2008 regarding the above-referenced Registration Statement on Form S-3. The Company’s response to the Staff’s comment is set forth below.
Legal opinion, exhibit 5.1
     1. We note the opinion of counsel as exhibit 5.1 to your registration statement. Please have counsel provide an opinion which omits the first two sentences of the third full paragraph on page 2. Shareholders are entitled to rely on counsel’s opinion.
Response
     We have revised our legal opinion in accordance with the Staff’s comment. The revised legal opinion is filed as Exhibit 5.1 to Amendment No. 1 to the Registration Statement, which is being filed with the Securities and Exchange Commission via EDGAR on the date hereof.
     A request for acceleration of the effectiveness of the Registration Statement is also enclosed herewith.

     If you or any members of the Staff have any questions, please do not hesitate to contact the undersigned by telephone at (513) 723-8590, by fax at (513) 852-7857 or by email at jlhodges@vorys.com.

Sincerely,
/s/ Jason L. Hodges
Jason L. Hodges

cc:	Steven A. Davis Mary L. Garceau, Esq.

BOB EVANS FARMS, INC.
3776 South High Street
Columbus, Ohio 443207
(614) 491-2225
December 30, 2008
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F. Street N.E.
Washington, D.C. 20549

Re:	Bob Evans Farms, Inc. Registration Statement on Form S-3 (File No. 333-155710)
Dear Sir or Madam:
     In connection with the registration statement on Form S-3 (File No. 333-155710) of Bob Evans Farms, Inc. (the “Company”) originally filed under the Securities Act of 1933, as amended (the “Securities Act”), through the EDGAR system on November 26, 2008 and amended by pre-effective Amendment No. 1 filed on December 30, 2008 (the “Registration Statement”), registering the offering and sale from time to time of up to 1,894,290 shares of common stock, $.01 par value per share, pursuant to the Company’s Dividend Reinvestment and Stock Purchase Plan, it is respectfully requested that the effectiveness of the Registration Statement be accelerated to 4:00 p.m. Eastern Time on Friday, January 2, 2008, or as soon thereafter as possible.
     By this letter, the Company acknowledges that it is aware of its responsibilities under the Securities Act and the Securities Exchange Act of 1934, as amended, as they relate to the proposed public offering of the securities specified in the Registration Statement, and that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy or accuracy of the disclosure in the filing; and

Securities and Exchange Commission
December 30, 2008

•	the Company may not assert the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     The Company requests that it be notified of such effectiveness by a telephone call to Jason L. Hodges of Vorys, Sater, Seymour and Pease LLP at (513) 723-8590.

Sincerely, BOB EVANS FARMS, INC.
By:	/s/ Mary L. Garceau
Mary L. Garceau
Vice President and General Counsel